Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Years ended December 31,
	2018	2017	2016
Included in voyage expenses
Charter hire commissions (a)	$1,654	$1,830	$2,212

Included in general and administrative expenses – related party
Executive services fee (d)	$637	$605	$595
Administrative services fee (e)	$120	$120	$120

Management fees-related party
Management fees (a)	$6,347	$6,162	$5,999

Related parties balances
	Year ended December 31,
	2018	2017
Assets:
Working capital advances granted to the Manager (a)	$1,086	$883
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$154	$—
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$122	$42
Total liabilities due to related party, current	$306	$72